Class K [Member] Average Annual Total Returns - Class K		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
New Jersey Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.62%	1.50%
Class K
Prospectus [Line Items]
Average Annual Return, Percent		4.06%	1.03%	2.58%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.06%	1.03%	2.58%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.96%	1.55%	2.78%

[1]	The New Jersey Customized Reference Benchmark commenced in September 2016 and therefore the New Jersey Customized Reference Benchmark does not have a return for the 10-year period.